Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	2022 A$	2021 A$
Current
Other receivables	42,483	192,885
Loss allowance	-	-
	42,483	192,885
GST receivables	21,877	7,327
	64,360	200,212